INCOME TAXES - Tax Effect of Major Items Recorded as Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax loss carryforwards	$ 2,485	$ 1,328
Tax credit carryforwards	59	422
Scientific Research and Experimental Development pool	57	53
Research and development tax credits	140	129
Provisions	589	563
Deferred revenue	11	15
Deferred financing and share issue costs	61	391
Share-based compensation	22	37
Total deferred tax assets	3,424	2,938
Less valuation allowance	(2,001)	(1,857)
Net deferred tax assets	1,423	1,081
Deferred tax liabilities:
Intangible assets	2,014	4,044
Outside basis differences	28	2,165
Plant, equipment and technology	18	24
Prepaid expenses	35	80
Other	75	56
Total deferred tax liabilities	2,170	6,369
Net deferred tax liability	$ (747)	$ (5,288)